OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued payroll		$ 1,956	$ 742
Accrued professional services		1,093	1,037
Accrued CARES Act FICA deferral		587	589
Accrued sublease liability		211	688
Other		3,626	3,034
Other current liabilities	$ 9,928	$ 7,473	$ 6,090